UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21274

Grosvenor Registered Multi-Strategy Master Fund, LLC

(Exact name of registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

                                         Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Multi-Strategy Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP 1 Congress Street Suite 2900 Boston, Massachusetts 02114-2023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period:   July 1, 2022 – June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2022 TO JUNE 30, 2023

REGISTRANT NAME: Grosvenor Registered Multi-Strategy Master Fund, LLC

INVESTMENT COMPANY ACT FILE NUMBER: 811-21274

REPORTING PERIOD: 07/01/2022 – 06/30/2023

REGISTRANT ADDRESS: 900 N. Michigan Ave., Suite 1100, Chicago, IL 60611

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP#	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer/ Shareholder	Whether Fund Case Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain: For or Withhold Regarding Election of Directors	Whether Vote was For or Against Management
MW Eureka Fund	n/a	n/a	7/25/2022

MW Eureka Fund sought investor consent to expand the investment policy to permit direct and/or indirect exposure to digital assets, virtual currencies, crypto-currencies, or digital coins and tokens and any derivative thereof up to a maximum of 10% of the Fund’s aggregate NAV.

					Issuer	Yes	For	For
MW Eureka Fund	n/a	n/a	10/7/2022

MW Eureka Fund sought investor consent to (1) consider and acknowledge receipt of the Report of the Directors and Auditors and Financial Statements for the year ended 31 December 2021 and to review the affairs of the Fund; (2) to re-appoint Ernst & Young as the Auditors, and (3) to authorize the Directors to fix the remuneration of the Auditors.

					Issuer	Abstain	n/a	n/a
Point 72 Capital International, Ltd.	n/a	n/a	1/20/2023	Point72 sought investor consent to institute a 10% investor-level gate (the “Ten-Percent Gate”) that would only be triggered if firm-wide redemption requests exceed 10% of the aggregate adjusted NAV of the Fund and other Point72 funds with a substantially identical investment strategy, subject to a conditional waiver by Point72. Point72 also sought investor consent to permit amendments and modifications to the Fund documents: (i) with the consent of investors holding shares	Issuer	Yes	For	For

in excess of 50% (rather than two thirds) of the Fund’s NAV (including through negative consent), or (ii) without the consent of investors as long as investors are given written notice of the amendment and given the opportunity to fully redeem from the Fund prior to such amendment taking effect.

MW Eureka Fund	n/a	n/a	5/5/2023

MW Eureka Fund sought investor consent for certain matters discussed at the Annual General Meeting, including: (1) to consider and acknowledge receipt of the Report of the Directors and Auditors and Financial Statements for the year ended 31 December 2022 and to review the affairs of the Company; (2) to re-appoint Ernst & Young as the Auditors; and (3) to authorize the Directors to fix the remuneration of the Auditors.

				Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Grosvenor Registered Multi-Strategy Master Fund, LLC

By (Signature and Title)	/s/ Scott J. Lederman
Scott J. Lederman
Director, Chief Executive Officer and President

Date	August 15, 2023